Taxes on Income - Schedule of Major Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Major Components of Deferred Tax Assets and Deferred Tax Liabilities [Abstract]
Carryforward tax losses	$ 2,281
Research and development expenses	2,511
Accrued expenses	481
Property plant and equipment and lease, net	689
Other	112
Total Deferred tax assets	6,074
Intangible assets and goodwill	(5,567)
Other	(19)
Deferred tax liability	(5,586)
Deferred tax assets, net	$ 488